UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bruce Bent & Associates Inc.
Address: 950 Third Avenue, 28th Floor
         New York, NY  10022

13F File Number:  28-07444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce D. Bent
Title:     President
Phone:     212 -752-6255

Signature, Place, and Date of Signing:

     /s/  Bruce D. Bent     New York, NY     May 06, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $105,919 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1200    31905 SH       DEFINED                 30405     1500        0
AMAZON COM INC                 COM              023135106     2488    95600 SH       DEFINED                 93600     2000        0
AMGEN INC                      COM              031162100     8258   143500 SH       DEFINED                138300     5200        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      771      361 SH       SOLE                      361        0        0
BLOCK H & R INC                COM              093671105     9284   217472 SH       DEFINED                215272     2200        0
BOSTON SCIENTIFIC CORP         COM              101137107     6897   169200 SH       DEFINED                163700     5500        0
CISCO SYS INC                  COM              17275R102     3712   286000 SH       DEFINED                283000     3000        0
COCA COLA CO                   COM              191216100      460    11358 SH       SOLE                    11358        0        0
FOREST LABS INC                COM              345838106    21186   392546 SH       DEFINED                383946     8600        0
GENERAL ELEC CO                COM              369604103     1356    53185 SH       SOLE                    53185        0        0
J P MORGAN CHASE & CO          COM              46625H100      238    10025 SH       DEFINED                  7025     3000        0
JOHNSON & JOHNSON              COM              478160104    16240   280632 SH       DEFINED                277132     3500        0
MERCK & CO INC                 COM              589331107     1078    19675 SH       SOLE                    19675        0        0
MICROSOFT CORP                 COM              594918104     2228    92028 SH       DEFINED                 89428     2600        0
MYLAN LABS INC                 COM              628530107     2727    94850 SH       DEFINED                 89850     5000        0
ONLINE RES CORP                COM              68273G101     2832  1081000 SH       SOLE                  1081000        0        0
PAYCHEX INC                    COM              704326107      549    20000 SH       SOLE                    20000        0        0
PFIZER INC                     COM              717081103     1160    37222 SH       SOLE                    37222        0        0
PIMCO FDS PAC INVT MG          MUTUAL           693390445     2709   251089 SH       SOLE                   251089        0        0
SANOFI-SYNTHELABO              SPONSORED ADR    80105N105     2389    93500 SH       DEFINED                 92500     1000        0
SCHERING PLOUGH CORP           COM              806605101     6423   360263 SH       DEFINED                354463     5800        0
TRIBUNE CO NEW                 COM              896047107     3326    73884 SH       SOLE                    73884        0        0
ZIMMER HLDGS INC               COM              98956P102     8408   172900 SH       DEFINED                171900     1000        0